Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 0.5%
RTX Corp.	306,198	$ 22,037,070

Automobiles - 2.4%
Tesla, Inc. (A)	427,966	107,085,653

Beverages - 2.6%
Brown-Forman Corp., Class B	522,094	30,119,603
Constellation Brands, Inc., Class A	165,007	41,471,209
Monster Beverage Corp. (A)	880,423	46,618,398

		118,209,210

Biotechnology - 1.4%
Vertex Pharmaceuticals, Inc. (A)	173,887	60,467,465

Broadline Retail - 6.1%
Amazon.com, Inc. (A)	2,173,681	276,318,329

Building Products - 0.6%
Builders FirstSource, Inc. (A)	208,289	25,929,898

Capital Markets - 2.3%
Ares Management Corp., Class A	349,795	35,983,411
Morgan Stanley	315,395	25,758,310
S&P Global, Inc.	111,095	40,595,224

		102,336,945

Chemicals - 1.7%
Albemarle Corp.	134,284	22,833,651
Sherwin-Williams Co.	201,096	51,289,535

		74,123,186

Consumer Finance - 0.7%
American Express Co.	218,072	32,534,162

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp., Class A	597,730	50,203,343
CDW Corp.	279,493	56,390,508
Jabil, Inc.	436,596	55,399,666

		161,993,517

Financial Services - 4.4%
Block, Inc. (A)	335,706	14,858,347
FleetCor Technologies, Inc. (A)	121,743	31,085,858
Mastercard, Inc., Class A	388,166	153,678,801

		199,623,006

Ground Transportation - 1.3%
Uber Technologies, Inc. (A)	1,302,278	59,891,765

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (A)	759,926	40,124,093
Edwards Lifesciences Corp. (A)	426,642	29,557,758

		69,681,851

Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	243,816	122,929,589

Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	244,841	49,812,901

Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc., Class A (A)	292,514	40,135,846
Chipotle Mexican Grill, Inc. (A)	37,632	68,935,426

		109,071,272

	Shares	Value
COMMON STOCKS (continued)
Insurance - 0.9%
Arch Capital Group Ltd. (A)	524,992	$ 41,847,112

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A (A)	1,699,950	222,455,457
Meta Platforms, Inc., Class A (A)	706,185	212,003,799
ZoomInfo Technologies, Inc. (A)	1,516,212	24,865,877

		459,325,133

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	85,345	43,199,079

Machinery - 3.4%
Deere & Co.	171,412	64,687,460
Ingersoll Rand, Inc.	694,801	44,272,720
Nordson Corp.	195,560	43,643,125

		152,603,305

Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	143,417	32,921,372

Personal Care Products - 1.2%
Estee Lauder Cos., Inc., Class A	361,133	52,201,775

Pharmaceuticals - 4.0%
Eli Lilly & Co.	264,412	142,023,617
Merck & Co., Inc.	368,063	37,892,086

		179,915,703

Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (A)	339,492	34,906,567
Broadcom, Inc.	126,536	105,098,271
KLA Corp.	125,963	57,774,190
NVIDIA Corp.	505,349	219,821,762
Texas Instruments, Inc.	319,544	50,810,691

		468,411,481

Software - 18.5%
Cadence Design Systems, Inc. (A)	203,001	47,563,134
HubSpot, Inc. (A)	67,847	33,414,648
Intuit, Inc.	122,684	62,684,163
Microsoft Corp.	1,405,857	443,899,348
Palo Alto Networks, Inc. (A)	198,266	46,481,481
Salesforce, Inc. (A)	268,934	54,534,437
ServiceNow, Inc. (A)	136,576	76,340,521
Workday, Inc., Class A (A)	304,370	65,393,894

		830,311,626

Specialty Retail - 1.3%
TJX Cos., Inc.	678,537	60,308,369

Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	2,302,675	394,240,987

Textiles, Apparel & Luxury Goods - 3.0%
Lululemon Athletica, Inc. (A)	181,680	70,057,625
NIKE, Inc., Class B	696,216	66,572,174

		136,629,799

Total Common Stocks (Cost $3,538,176,463)		4,443,961,560

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp., 2.50% (B), dated 09/29/2023, to be repurchased at $78,572,635 on 10/02/2023. Collateralized by U.S. Government Obligations, 2.88%, due 08/15/2045 - 05/15/2052, and with a total value of $80,120,953.

$ 78,549,906	$ 78,549,906

Total Repurchase Agreement (Cost $78,549,906)	78,549,906

Total Investments (Cost $3,616,726,369)	4,522,511,466
Net Other Assets (Liabilities) - (0.5)%	(23,389,758)

Net Assets - 100.0%	$ 4,499,121,708

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,443,961,560	$—	$—	$4,443,961,560
Repurchase Agreement	—	78,549,906	—	78,549,906

Total Investments	$4,443,961,560	$78,549,906	$—	$4,522,511,466

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4